INCOME TAXES (Encouragement Of Capital Investments) (Narrative) (Details)	12 Months Ended
Dec. 31, 2015
Encouragement Of Capital Investments Law [Line Items]
Tax exempt period	2 years
Reduced tax rate	20.00%
Term of investment	3 years
Period since approval was granted	14 years
Period since enterprise began operating	12 years
Period since year of election	12 years
Minimum [Member]
Encouragement Of Capital Investments Law [Line Items]
Reduced tax rate	10.00%
Maximum [Member]
Encouragement Of Capital Investments Law [Line Items]
Reduced tax rate	25.00%